Nature of Operations	3 Months Ended
Sep. 30, 2022
Nature of Operations
Nature of Operations
1.	Nature of Operations

Standard Lithium Ltd. (the “Company”) was incorporated under the laws of the Province of British Columbia on August 14, 1998 under the name Tango Capital Corp.  On April 7, 1999, the Company changed its name to Patriot Capital Corp. and then to Patriot Petroleum Corp. effective March 5, 2002. On December 1, 2016, the Company continued under the Canadian Business Corporations Act and changed its name to Standard Lithium Ltd. The Company’s principal operations are comprised of exploration for and development of lithium brine properties in the United States of America (“USA”). The address of the Company’s corporate office and principal place of business is Suite 110, 375 Water Street, Vancouver, British Columbia, Canada, V6B 5C6. The Company’s shares are listed on the TSX Venture Exchange and NYSE American Stock Exchange under the symbol “SLI” and the Frankfurt Exchange in “S5L”.

During March 2020, the World Health Organisation declared COVID-19 a global pandemic. This contagious disease outbreak and any related adverse developments, has adversely affected workforces, economies and financial markets globally, leading to an economic downturn. The impact of COVID-19 on the Company’s operations has not been significant, but management continues to monitor the situation.